Principal Subsidiaries - Principal Foreign Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2020
Business combinations [member] | SMBC Group [member]
Disclosure of subsidiaries [Line Items]
Proportion of Disposed Interest	3.70%	3.70%